Transition disclosures - Balance sheet movement - Liabilities and Equity, impact of transition to IFRS 9 and IFRS 15 (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Jan. 01, 2018	Dec. 31, 2017
Liabilities
Opening balance, IAS 39 carrying amount		£ 1,063,609
IFRS 9 impairment change	£ 341
Total, IFRS 9 carrying amount	1,063,952
Equity
Opening balance, IAS 39 carrying amount		65,734
IFRS 9 impairment change	(2,200)
Total, IFRS 9 carrying amount	63,584
Liabilities and Equity
Opening balance, IAS 39 carrying amount		1,129,343
IFRS 9 impairment change	(1,859)
Total, IFRS 9 carrying amount	1,127,536
Called up share capital and share premium [member]
Equity
Opening balance, IAS 39 carrying amount		14,453
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	14,453
Other reserves [member]
Equity
Opening balance, IAS 39 carrying amount		3,808
IFRS 9 impairment change	3
Total, IFRS 9 carrying amount	3,672
Other equity instruments [member]
Equity
Opening balance, IAS 39 carrying amount		8,982
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	8,982
Retained earnings [member]
Equity
Opening balance, IAS 39 carrying amount		38,490
IFRS 9 impairment change	(2,203)
Total, IFRS 9 carrying amount	36,476
Total equity excluding non-controlling interests [member]
Equity
Opening balance, IAS 39 carrying amount		65,733
IFRS 9 impairment change	(2,200)
Total, IFRS 9 carrying amount	63,583
Non-controlling interests [member]
Equity
Opening balance, IAS 39 carrying amount		1
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	1
Trading portfolio liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		37,352
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	37,352
Financial liabilities designated at fair value [member]
Liabilities
Opening balance, IAS 39 carrying amount		173,718
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	220,083
Deposits at amortised cost [member] | Deposits at amortised cost [member]
Liabilities
Opening balance, IAS 39 carrying amount		399,189
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	380,329
Deposits from banks [member]
Liabilities
Opening balance, IAS 39 carrying amount		0
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	0
Items in the course of collection from other banks [member]
Liabilities
Opening balance, IAS 39 carrying amount		0
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	0
Customer accounts [member]
Liabilities
Opening balance, IAS 39 carrying amount		0
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	0
Cash collateral and settlement balances [member]
Liabilities
Opening balance, IAS 39 carrying amount		68,143
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	65,925
Repurchase agreements and other similar secured borrowing [member]
Liabilities
Opening balance, IAS 39 carrying amount		40,338
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	15,053
Debt securities in issue [member]
Liabilities
Opening balance, IAS 39 carrying amount		69,386
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	69,386
Subordinated liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		24,193
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	24,193
Derivatives [member]
Liabilities
Opening balance, IAS 39 carrying amount		238,345
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	238,345
Current tax liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		494
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	494
Deferred tax liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		0
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	0
Retirement benefit liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		287
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	287
Accruals, deferred income and other liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		0
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	0
Other liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		8,862
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	8,862
Provisions [member]
Liabilities
Opening balance, IAS 39 carrying amount		3,302
IFRS 9 impairment change	341
Total, IFRS 9 carrying amount	3,643
Published IAS 39 [member]
Liabilities
Opening balance, IAS 39 carrying amount		1,063,609
Equity
Opening balance, IAS 39 carrying amount		65,734
Liabilities and Equity
Opening balance, IAS 39 carrying amount		1,129,343
Published IAS 39 [member] | Called up share capital and share premium [member]
Equity
Opening balance, IAS 39 carrying amount		14,453
Published IAS 39 [member] | Other reserves [member]
Equity
Opening balance, IAS 39 carrying amount		3,808
Published IAS 39 [member] | Other equity instruments [member]
Equity
Opening balance, IAS 39 carrying amount		8,982
Published IAS 39 [member] | Retained earnings [member]
Equity
Opening balance, IAS 39 carrying amount		38,490
Published IAS 39 [member] | Total equity excluding non-controlling interests [member]
Equity
Opening balance, IAS 39 carrying amount		65,733
Published IAS 39 [member] | Non-controlling interests [member]
Equity
Opening balance, IAS 39 carrying amount		1
Published IAS 39 [member] | Trading portfolio liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		37,352
Published IAS 39 [member] | Financial liabilities designated at fair value [member]
Liabilities
Opening balance, IAS 39 carrying amount		173,718
Published IAS 39 [member] | Deposits at amortised cost [member] | Deposits at amortised cost [member]
Liabilities
Opening balance, IAS 39 carrying amount		0
Published IAS 39 [member] | Deposits from banks [member]
Liabilities
Opening balance, IAS 39 carrying amount		37,906
Published IAS 39 [member] | Items in the course of collection from other banks [member]
Liabilities
Opening balance, IAS 39 carrying amount		446
Published IAS 39 [member] | Customer accounts [member]
Liabilities
Opening balance, IAS 39 carrying amount		429,426
Published IAS 39 [member] | Cash collateral and settlement balances [member]
Liabilities
Opening balance, IAS 39 carrying amount		0
Published IAS 39 [member] | Repurchase agreements and other similar secured borrowing [member]
Liabilities
Opening balance, IAS 39 carrying amount		40,338
Published IAS 39 [member] | Debt securities in issue [member]
Liabilities
Opening balance, IAS 39 carrying amount		69,386
Published IAS 39 [member] | Subordinated liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		24,193
Published IAS 39 [member] | Derivatives [member]
Liabilities
Opening balance, IAS 39 carrying amount		238,345
Published IAS 39 [member] | Current tax liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		494
Published IAS 39 [member] | Deferred tax liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		0
Published IAS 39 [member] | Retirement benefit liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		287
Published IAS 39 [member] | Accruals, deferred income and other liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		8,416
Published IAS 39 [member] | Other liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		0
Published IAS 39 [member] | Provisions [member]
Liabilities
Opening balance, IAS 39 carrying amount		3,302
Balance sheet presentation changes [member]
Liabilities
Opening balance, IAS 39 carrying amount		0
Equity
Opening balance, IAS 39 carrying amount		0
Liabilities and Equity
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Called up share capital and share premium [member]
Equity
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Other reserves [member]
Equity
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Other equity instruments [member]
Equity
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Retained earnings [member]
Equity
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Total equity excluding non-controlling interests [member]
Equity
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Non-controlling interests [member]
Equity
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Trading portfolio liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Financial liabilities designated at fair value [member]
Liabilities
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Deposits at amortised cost [member] | Deposits at amortised cost [member]
Liabilities
Opening balance, IAS 39 carrying amount		399,189
Balance sheet presentation changes [member] | Deposits from banks [member]
Liabilities
Opening balance, IAS 39 carrying amount		(37,906)
Balance sheet presentation changes [member] | Items in the course of collection from other banks [member]
Liabilities
Opening balance, IAS 39 carrying amount		(446)
Balance sheet presentation changes [member] | Customer accounts [member]
Liabilities
Opening balance, IAS 39 carrying amount		(429,426)
Balance sheet presentation changes [member] | Cash collateral and settlement balances [member]
Liabilities
Opening balance, IAS 39 carrying amount		68,143
Balance sheet presentation changes [member] | Repurchase agreements and other similar secured borrowing [member]
Liabilities
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Debt securities in issue [member]
Liabilities
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Subordinated liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Derivatives [member]
Liabilities
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Current tax liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Deferred tax liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Retirement benefit liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Accruals, deferred income and other liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		(8,416)
Balance sheet presentation changes [member] | Other liabilities [member]
Liabilities
Opening balance, IAS 39 carrying amount		8,862
Balance sheet presentation changes [member] | Provisions [member]
Liabilities
Opening balance, IAS 39 carrying amount		£ 0
IFRSs 9 [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Equity
Amount of reclassifications or changes in presentation, equity	0
Liabilities and Equity
Amount of reclassifications or changes in presentation, equity and liabilities	0
IFRSs 9 [member] | Called up share capital and share premium [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 9 [member] | Other reserves [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 9 [member] | Other equity instruments [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 9 [member] | Retained earnings [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 9 [member] | Total equity excluding non-controlling interests [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 9 [member] | Non-controlling interests [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 9 [member] | Trading portfolio liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Financial liabilities designated at fair value [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Deposits at amortised cost [member] | Deposits at amortised cost [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Deposits at amortised cost [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Deposits from banks [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Items in the course of collection from other banks [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Customer accounts [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Cash collateral and settlement balances [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Cash collateral and settlement balances [member] | Financial liabilities designated at fair value [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Repurchase agreements and other similar secured borrowing [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Repurchase agreements and other similar secured borrowing [member] | Financial liabilities designated at fair value [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Debt securities in issue [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Subordinated liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Derivatives [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Current tax liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Deferred tax liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Retirement benefit liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Accruals, deferred income and other liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Other liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Provisions [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Equity
Amount of reclassifications or changes in presentation, equity	67
Liabilities and Equity
Amount of reclassifications or changes in presentation, equity and liabilities	67
IFRSs 15 impact [member] | Called up share capital and share premium [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 15 impact [member] | Other reserves [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 15 impact [member] | Other equity instruments [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 15 impact [member] | Retained earnings [member]
Equity
Amount of reclassifications or changes in presentation, equity	67
IFRSs 15 impact [member] | Total equity excluding non-controlling interests [member]
Equity
Amount of reclassifications or changes in presentation, equity	67
IFRSs 15 impact [member] | Non-controlling interests [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 15 impact [member] | Trading portfolio liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Financial liabilities designated at fair value [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Deposits at amortised cost [member] | Deposits at amortised cost [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Deposits at amortised cost [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Deposits from banks [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Items in the course of collection from other banks [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Customer accounts [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Cash collateral and settlement balances [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Cash collateral and settlement balances [member] | Financial liabilities designated at fair value [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Repurchase agreements and other similar secured borrowing [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Repurchase agreements and other similar secured borrowing [member] | Financial liabilities designated at fair value [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Debt securities in issue [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Subordinated liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Derivatives [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Current tax liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Deferred tax liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Retirement benefit liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Accruals, deferred income and other liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Other liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Provisions [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRS 9 classification and measurement [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	2
Equity
Amount of reclassifications or changes in presentation, equity	(17)
Liabilities and Equity
Amount of reclassifications or changes in presentation, equity and liabilities	(15)
IFRS 9 classification and measurement [member] | Called up share capital and share premium [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRS 9 classification and measurement [member] | Other reserves [member]
Equity
Amount of reclassifications or changes in presentation, equity	(139)
IFRS 9 classification and measurement [member] | Other equity instruments [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRS 9 classification and measurement [member] | Retained earnings [member]
Equity
Amount of reclassifications or changes in presentation, equity	122
IFRS 9 classification and measurement [member] | Total equity excluding non-controlling interests [member]
Equity
Amount of reclassifications or changes in presentation, equity	(17)
IFRS 9 classification and measurement [member] | Non-controlling interests [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRS 9 classification and measurement [member] | Financial liabilities designated at fair value [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	46,365
IFRS 9 classification and measurement [member] | Deposits at amortised cost [member] | Deposits at amortised cost [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	(18,860)
IFRS 9 classification and measurement [member] | Deposits from banks [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRS 9 classification and measurement [member] | Items in the course of collection from other banks [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRS 9 classification and measurement [member] | Customer accounts [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRS 9 classification and measurement [member] | Cash collateral and settlement balances [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	(2,218)
IFRS 9 classification and measurement [member] | Repurchase agreements and other similar secured borrowing [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	(25,285)
IFRS 9 classification and measurement [member] | Debt securities in issue [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRS 9 classification and measurement [member] | Subordinated liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRS 9 classification and measurement [member] | Derivatives [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRS 9 classification and measurement [member] | Current tax liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRS 9 classification and measurement [member] | Deferred tax liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRS 9 classification and measurement [member] | Retirement benefit liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRS 9 classification and measurement [member] | Accruals, deferred income and other liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRS 9 classification and measurement [member] | Other liabilities [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRS 9 classification and measurement [member] | Provisions [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	£ 0